Share Capital (Narrative) (Details) (USD $)	3 Months Ended												12 Months Ended			24 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 item	Dec. 13, 2011 TORONTO STOCK EXCHANGE [Member]	Dec. 31, 2010 Share Capital [Member]	Dec. 31, 2010 Paid In Surplus [Member]	Dec. 31, 2012 Retained Earnings [Member]	Dec. 31, 2011 Retained Earnings [Member]	Dec. 31, 2010 Retained Earnings [Member]
Class of Stock [Line Items]
Common Stock, No Par Value
Shares for purchase under NCIB																	36,800,000
Stock Repurchased and Retired During Period, Value															$ 499,000,000	$ 0		$ 48,000,000	$ 6,000,000			$ 445,000,000
Stock Repurchased During Period, Shares													15,400,000
Dividends, Common Stock													588,000,000	588,000,000	590,000,000					588,000,000	588,000,000	590,000,000
Common Stock, Dividends, Per Share, Cash Paid	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.80	$ 0.80	$ 0.80
Dividends Payable, Date Declared													Feb. 13, 2013
Dividends Payable, Amount Per Share	$ 0.20												$ 0.20			$ 0.20
Dividends Payable, Date to be Paid													Mar. 28, 2013
Dividends Payable, Date of Record													Mar. 15, 2013
Common Stock, Capital Shares Reserved for Future Issuance	18,800,000				10,900,000				11,800,000				18,800,000	10,900,000	11,800,000	18,800,000
First Percent Of Rights Granted To Become Exercisable After One Year													30.00%
Years After Rights Granted First Portion Of Rights Become Exercisable													1 year
Additional Percentage Of Rights Granted Are Exercisable After Two Years													30.00%
Years After Grand Date Rights Become Fully Exercisable or Fully Vested													3 years
Years After Grant Date Additional 30 percent Granted Vest													2 years
Years After Grant Date Rights Expire													5 years
Restricted Share Unit To Common Share Convertible Conversion Ratio													1
Resulting Number Of Companies	2												2			2
Impact on ECA Net Earnings For Share Units Held by Cenovus Employees													$ 0
Futher Encana Share Units Granted to Cenovus employees													0